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Dimensions

ITT Hartford Life and Annuity
Insurance Company
Separate Account Three

ITT Hartford Life and Annuity
Insurance Company
Separate Account Five

Hartford Life
Insurance Company
Separate Account Three

Hartford Life
Insurance Company
Separate Account Five


Annual Report
December 31, 1997

[Large screen of buck standing in grass]

[Dean Witter Logo]

                                                            Select Dimensions
                                                            --------------------

[large screen of buck]

 Separate Account Three

 ITT Hartford Life & Annuity Insurance Company
 Statement of Assets & Liabilities
 December 31, 1997
--------------------------------------------------------------------------------


                                                                                      North American
                                                                   Money Market         Government
                                                                     Portfolio     Securities Portfolio
                                                                    Sub-Account         Sub-Account
                                                                 ---------------- ----------------------
 Assets:
 Investments in Dean Witter Select Dimensions Investment Series:
  Money Market Portfolio
   Shares                                             74,918,009
   Cost                                             $ 74,918,009
   Market Value ................................................   $ 74,918,009            --
  North American Government Securities Portfolio
   Shares                                                460,057
   Cost                                             $  4,639,126
   Market Value ................................................         --           $ 4,678,783
  Balanced Portfolio
   Shares                                              4,344,922
   Cost                                             $ 55,175,825
   Market Value ................................................         --                --
  Utilities Portfolio
   Shares                                              3,049,315
   Cost                                             $ 37,282,496
   Market Value ................................................         --                --
  Dividend Growth Portfolio
   Shares                                             23,727,955
   Cost                                             $372,983,644
   Market Value ................................................         --                --
  Value-Added Market Portfolio
   Shares                                              6,858,923
   Cost                                             $ 93,586,915
   Market Value ................................................         --                --
  Core-Equity Portfolio
   Shares                                              2,212,116
   Cost                                             $ 29,889,147
   Market Value ................................................         --                --
  American Value Portfolio
   Shares                                             10,608,128
   Cost                                             $157,598,597
   Market Value ................................................         --                --
  Global Equity Portfolio
   Shares                                              6,906,622
   Cost                                             $ 81,860,184
   Market Value ................................................         --                --
  Developing Growth Portfolio
   Shares                                              3,948,115
   Cost                                             $ 63,315,432
   Market Value ................................................         --                --
  Emerging Markets Portfolio
   Shares                                              1,928,937
   Cost                                             $ 21,204,620
   Market Value ................................................         --                --
  Diversified Income Portfolio
   Shares                                              5,355,531
   Cost                                             $ 54,619,270
   Market Value ................................................         --                --
  Mid-Cap Growth Portfolio
   Shares                                              1,508,987
   Cost                                             $ 15,821,601
   Market Value ................................................         --                --
 Due from ITT Hartford Life and Annuity Insurance Company ......        506,181            --
 Receivable from fund shares sold ..............................         --                    180
                                                                   ------------        -----------
  Total Assets .................................................     75,424,190          4,678,963
                                                                   ------------        -----------
 Liabilities:
 Due to Hartford Life Insurance Company ........................         --                --
 Due to ITT Hartford Life and Annuity Insurance Company ........         --                    191
 Payable for fund shares purchased .............................        505,829            --
                                                                   ------------        -----------
 Total Liabilities .............................................        505,829                191
                                                                   ------------        -----------
 Net Assets (variable annuity contract liabilities) ............   $ 74,918,361        $ 4,678,772
                                                                   ============        ===========
 Deferred annuity contracts in the accumulation period:
  Group Sub-Accounts:
  Units Owned by Contractholders ...............................      6,624,502            413,249
  Unit Price ...................................................   $  11.309282        $ 11.321926
 Annuity Contracts in the annuity period:
  Group Sub-Accounts:
  Units Owned by Contractholders ...............................         --                --
  Unit Price ...................................................         --                --



                                                                                                        Dividend
                                                                     Balanced         Utilities          Growth
                                                                     Portfolio        Portfolio        Portfolio
                                                                    Sub-Account      Sub-Account      Sub-Account
                                                                 ---------------- ---------------- -----------------
 Assets:
 Investments in Dean Witter Select Dimensions Investment Series:
  Money Market Portfolio
   Shares                                             74,918,009
   Cost                                             $ 74,918,009
   Market Value ................................................         --                --               --
  North American Government Securities Portfolio
   Shares                                                460,057
   Cost                                             $  4,639,126
   Market Value ................................................         --                --               --
  Balanced Portfolio
   Shares                                              4,344,922
   Cost                                             $ 55,175,825
   Market Value ................................................   $ 65,304,172            --               --
  Utilities Portfolio
   Shares                                              3,049,315
   Cost                                             $ 37,282,496
   Market Value ................................................         --         $ 48,270,659            --
  Dividend Growth Portfolio
   Shares                                             23,727,955
   Cost                                             $372,983,644
   Market Value ................................................         --                --        $ 464,356,086
  Value-Added Market Portfolio
   Shares                                              6,858,923
   Cost                                             $ 93,586,915
   Market Value ................................................         --                --               --
  Core-Equity Portfolio
   Shares                                              2,212,116
   Cost                                             $ 29,889,147
   Market Value ................................................         --                --               --
  American Value Portfolio
   Shares                                             10,608,128
   Cost                                             $157,598,597
   Market Value ................................................         --                --               --
  Global Equity Portfolio
   Shares                                              6,906,622
   Cost                                             $ 81,860,184
   Market Value ................................................         --                --               --
  Developing Growth Portfolio
   Shares                                              3,948,115
   Cost                                             $ 63,315,432
   Market Value ................................................         --                --               --
  Emerging Markets Portfolio
   Shares                                              1,928,937
   Cost                                             $ 21,204,620
   Market Value ................................................         --                --               --
  Diversified Income Portfolio
   Shares                                              5,355,531
   Cost                                             $ 54,619,270
   Market Value ................................................         --                --               --
  Mid-Cap Growth Portfolio
   Shares                                              1,508,987
   Cost                                             $ 15,821,601
   Market Value ................................................         --                --               --
 Due from ITT Hartford Life and Annuity Insurance Company ......         33,105           12,112           387,991
 Receivable from fund shares sold ..............................         --                --               --
                                                                   ------------     ------------     -------------
  Total Assets .................................................     65,337,277       48,282,771       464,744,077
                                                                   ------------     ------------     -------------
 Liabilities:
 Due to Hartford Life Insurance Company ........................         --                --               --
 Due to ITT Hartford Life and Annuity Insurance Company ........         --                --               --
 Payable for fund shares purchased .............................         31,788           12,492           387,631
                                                                   ------------     ------------     -------------
 Total Liabilities .............................................         31,788           12,492           387,631
                                                                   ------------     ------------     -------------
 Net Assets (variable annuity contract liabilities) ............   $ 65,305,489     $ 48,270,279     $ 464,356,446
                                                                   ============     ============     =============
 Deferred annuity contracts in the accumulation period:
  Group Sub-Accounts:
  Units Owned by Contractholders ...............................      4,124,239        2,852,564        22,061,872
  Unit Price ...................................................   $  15.828958     $  16.917905     $   21.045231
 Annuity Contracts in the annuity period:
  Group Sub-Accounts:
  Units Owned by Contractholders ...............................          1,459              642             2,815
  Unit Price ...................................................   $  15.828958     $  16.917905     $   21.045231

The accompanying notes are an integral part of these financial statements.


----------------------------------------2--------------------------------------

--------------------------------------------------------------------------------


    Value-Added       Core-Equity        American       Global Equity
 Market Portfolio      Portfolio     Value Portfolio   Value Portfolio
    Sub-Account       Sub-Account      Sub-Account       Sub-Account
------------------ ---------------- ----------------- -----------------
        --                --                --               --
        --                --                --               --
        --                --                --               --
        --                --                --               --
        --                --                --               --
  $ 120,442,696           --                --               --
        --           $ 36,632,647           --               --
        --                --          $ 208,874,038          --
        --                --                --          $ 89,578,881
        --                --                --               --
        --                --                --               --
        --                --                --               --
        --                --                --               --
        --                 40,124            22,169           15,931
         21,088           --                --               --
  -------------      ------------     -------------     ------------
    120,463,784        36,672,771       208,896,207       89,594,812
  -------------      ------------     -------------     ------------
        --                --                --               --
         21,091           --                --               --
        --                 40,129            22,424           15,920
  -------------      ------------     -------------     ------------
         21,091            40,129            22,424           15,920
  -------------      ------------     -------------     ------------
  $ 120,442,693      $ 36,632,642     $ 208,873,783     $ 89,578,892
  =============      ============     =============     ============
      6,713,291         2,206,662        10,468,383        6,816,205
  $   17.936035      $  16.595943     $   19.950549     $  13.141711
          1,833               663             1,193              175
  $   17.936035      $  16.595943     $   19.950549     $  13.141711



    Developing           Emerging          Diversified         Mid-Cap
 Growth Portfolio   Markets Portfolio   Income Portfolio   Growth Portfolio
    Sub-Account        Sub-Account         Sub-Account       Sub-Account
------------------ ------------------- ------------------ -----------------
       --                 --                  --            --
       --                 --                  --            --
       --                 --                  --            --
       --                 --                  --            --
       --                 --                  --            --
       --                 --                  --            --
       --                 --                  --            --
       --                 --                  --            --
       --                 --                  --            --
  $ 75,645,883            --                  --            --
       --            $ 21,816,272             --            --
       --                 --             $ 55,108,410       --
       --                 --                  --         $17,202,449
       --                 --                   49,368         84,868
       294,958             20,041             --            --
  ------------       ------------        ------------    -----------
    75,940,841         21,836,313          55,157,778     17,287,317
  ------------       ------------        ------------    -----------
       --                 --                  --              40,997
       292,134             20,055             --            --
       --                 --                   49,368         43,905
  ------------       ------------        ------------    -----------
       292,134             20,055              49,368         84,902
  ------------       ------------        ------------    -----------
  $ 75,648,707       $ 21,816,258        $ 55,108,410    $17,202,415
  ============       ============        ============    ===========
     4,002,674          1,911,572           4,502,157      1,504,670
  $  18.896418       $  11.404653        $  12.237687    $ 11.432686
           662              1,354               1,015       --
  $  18.896418       $  11.404653        $  12.237687       --


----------------------------------------3---------------------------------------

 Separate Account Three
 ITT Hartford Life & Annuity Insurance Company
 Statement of Operations
 For the Year Ended December 31, 1997
--------------------------------------------------------------------------------


                                                                                  North American
                                                                Money Market        Government
                                                                 Portfolio     Securities Portfolio
                                                                Sub-Account         Sub-Account
                                                              --------------- ----------------------
 Investment income:
  Dividends .................................................  $   4,267,837        $ 204,407
 Expenses:
  Mortality and expense undertakings ........................     (1,176,342)         (59,394)
                                                               -------------        ---------
  Net investment income (loss) ..............................      3,091,495          145,013
                                                               -------------        ---------
 Capital gains income .......................................        --               --
                                                               -------------        ---------
 Net realized and unrealized gain (loss) on investments:
  Net realized (loss) gain on security transactions .........        --                  (263)
  Net unrealized appreciation (depreciation) of
   investments during the period ............................        --                38,369
                                                               -------------        ---------
   Net realized and unrealized gain (loss)
    on investments ..........................................        --                38,106
                                                               -------------        ---------
   Net increase (decrease) in net assets resulting from
    operations ..............................................  $   3,091,495        $ 183,119
                                                               =============        =========



                                                                 Balanced     Utilities        Dividend
                                                                Portfolio     Portfolio    Growth Portfolio
                                                               Sub-Account   Sub-Account     Sub-Account
                                                              ------------- ------------- -----------------
 Investment income:
  Dividends .................................................  $1,072,401    $1,105,814     $  7,367,899
 Expenses:
  Mortality and expense undertakings ........................    (722,836)     (537,830)      (5,068,304)
                                                               ----------    ----------     ------------
  Net investment income (loss) ..............................     349,565       567,984        2,299,595
                                                               ----------    ----------     ------------
 Capital gains income .......................................     153,577       134,400       12,570,055
                                                               ----------    ----------     ------------
 Net realized and unrealized gain (loss) on investments:
  Net realized (loss) gain on security transactions .........     (30,616)        7,972          (17,569)
  Net unrealized appreciation (depreciation) of
   investments during the period ............................   6,868,859     8,330,451       57,370,303
                                                               ----------    ----------     ------------
   Net realized and unrealized gain (loss)
    on investments ..........................................   6,838,243     8,338,423       57,352,734
                                                               ----------    ----------     ------------
   Net increase (decrease) in net assets resulting from
    operations ..............................................  $7,341,385    $9,040,807     $ 72,222,384
                                                               ==========    ==========     ============

*From inception, January 21, 1997 to December 31, 1997.


The accompanying notes are an integral part of these financial statements.


----------------------------------------4---------------------------------------

--------------------------------------------------------------------------------


    Value-Added     Core-Equity       American           Global
 Market Portfolio    Portfolio    Value Portfolio   Equity Portfolio
    Sub-Account     Sub-Account     Sub-Account        Sub-Account
------------------ ------------- ----------------- ------------------
   $  1,356,495     $   51,453     $    535,247      $     653,755
     (1,327,641)      (384,040)      (2,232,481)        (1,066,529)
   ------------     ----------     ------------      -------------
         28,854       (332,587)      (1,697,234)          (412,774)
   ------------     ----------     ------------      -------------
        189,721        117,643        3,034,595            115,160
   ------------     ----------     ------------      -------------
         30,754        (18,550)         (68,035)            36,445
     19,452,060      5,016,132       39,904,216          4,176,748
   ------------     ----------     ------------      -------------
     19,482,814      4,997,582       39,836,181          4,213,193
   ------------     ----------     ------------      -------------
   $ 19,701,389     $4,782,638     $ 41,173,542      $   3,915,579
   ============     ==========     ============      =============



    Developing           Emerging          Diversified         Mid-Cap
 Growth Portfolio   Markets Portfolio   Income Portfolio   Growth Portfolio
    Sub-Account        Sub-Account         Sub-Account       Sub-Account*
------------------ ------------------- ------------------ -----------------
    $  134,565         $  105,189          $3,306,076        $  122,846
      (918,863)          (319,665)           (591,432)         (112,110)
    ----------         ----------          ----------        ----------
      (784,298)          (214,476)          2,714,644            10,736
    ----------         ----------          ----------        ----------
       --                 --                   85,168           --
    ----------         ----------          ----------        ----------
        (5,287)          (289,528)             (5,596)           (7,656)
     8,288,212           (422,890)            109,953         1,380,848
    ----------         ----------          ----------        ----------
     8,282,925           (712,418)            104,357         1,373,192
    ----------         ----------          ----------        ----------
    $7,498,627         $ (926,894)         $2,904,169        $1,383,928
    ==========         ==========          ==========        ==========


----------------------------------------5---------------------------------------

 Separate Account Three
 ITT Hartford Life & Annuity Insurance Company
 Statement of Changes in Net Assets
 For the Year Ended December 31, 1997
--------------------------------------------------------------------------------


                                                                                     North American
                                                                     Money             Government
                                                               Market Portfolio   Securities Portfolio
                                                                  Sub-Account          Sub-Account
                                                              ------------------ ----------------------
 Operations:
  Net investment income (loss) ..............................   $    3,091,495         $  145,013
  Capital gains income ......................................          --                 --
  Net realized (loss) gain on security transactions .........          --                    (263)
  Net unrealized appreciation (depreciation) of
   investments during the period ............................          --                  38,369
                                                                --------------         ----------
  Net increase (decrease) in net assets resulting from
   operations ...............................................        3,091,495            183,119
                                                                --------------         ----------
 Unit transactions:
  Purchases .................................................       64,717,334          1,138,836
  Net transfers .............................................      (63,595,299)           (44,078)
  Surrenders ................................................      (10,838,772)          (426,779)
  Net annuity transactions ..................................          --                 --
                                                                --------------         ----------
  Net (decrease) increase in net assets resulting from unit
   transactions .............................................       (9,716,737)           667,979
                                                                --------------         ----------
  Total (decrease) increase in net assets ...................       (6,625,242)           851,098
 Net Assets:
  Beginning of period .......................................       81,543,603          3,827,674
                                                                --------------         ----------
  End of period .............................................   $   74,918,361         $4,678,772
                                                                ==============         ==========



                                                                  Balanced       Utilities         Dividend
                                                                 Portfolio       Portfolio     Growth Portfolio
                                                                Sub-Account     Sub-Account      Sub-Account
                                                              --------------- --------------- -----------------
 Operations:
  Net investment income (loss) ..............................  $    349,565    $    567,984     $   2,299,595
  Capital gains income ......................................       153,577         134,400        12,570,055
  Net realized (loss) gain on security transactions .........       (30,616)          7,972           (17,569)
  Net unrealized appreciation (depreciation) of
   investments during the period ............................     6,868,859       8,330,451        57,370,303
                                                               ------------    ------------     -------------
  Net increase (decrease) in net assets resulting from
   operations ...............................................     7,341,385       9,040,807        72,222,384
                                                               ------------    ------------     -------------
 Unit transactions:
  Purchases .................................................    18,839,623       8,183,839       132,652,810
  Net transfers .............................................     6,155,476         175,689        35,404,176
  Surrenders ................................................    (3,322,915)     (3,224,364)      (16,271,820)
  Net annuity transactions ..................................         8,967           9,844             3,406
                                                               ------------    ------------     -------------
  Net (decrease) increase in net assets resulting from unit
   transactions .............................................    21,681,151       5,145,008       151,788,572
                                                               ------------    ------------     -------------
  Total (decrease) increase in net assets ...................    29,022,536      14,185,815       224,010,956
 Net Assets:
  Beginning of period .......................................    36,282,953      34,084,464       240,345,490
                                                               ------------    ------------     -------------
  End of period .............................................  $ 65,305,489    $ 48,270,279     $ 464,356,446
                                                               ============    ============     =============

*From inception, January 21, 1997 to December 31, 1997.

--------------------------------------------------------------------------------
 ITT Hartford Life and Annuity Insurance Company
 Statement of Changes in Net Assets
 For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

                                                                                        North American
                                                                        Money             Government
                                                                  Market Portfolio   Securities Portfolio
                                                                     Sub-Account          Sub-Account
                                                                 ------------------ ----------------------
 Operations:
  Net investment income (loss) .................................   $    2,015,660         $   91,770
  Capital gains income .........................................          --                 --
  Net realized gain (loss) on security transactions ............          --                     146
  Net unrealized (depreciation) appreciation of
   investments during the period ...............................          --                  (7,752)
                                                                   --------------         ----------
  Net increase in net assets resulting from operations .........        2,015,660             84,164
                                                                   --------------         ----------
 Unit transactions:
  Purchases ....................................................       87,509,584          2,449,165
  Net transfers ................................................      (44,621,372)           203,409
  Surrenders ...................................................       (4,023,173)           (41,335)
  Net annuity transactions .....................................          --                 --
                                                                   --------------         ----------
  Net increase in net assets resulting from unit
   transactions ................................................       38,865,039          2,611,239
                                                                   --------------         ----------
  Total increase (decrease) in net assets ......................       40,880,699          2,695,403
 Net Assets:
  Beginning of period ..........................................       40,662,904          1,132,271
                                                                   --------------         ----------
  End of period ................................................   $   81,543,603         $3,827,674
                                                                   ==============         ==========



                                                                    Balanced       Utilities        Dividend
                                                                    Portfolio      Portfolio    Growth Portfolio
                                                                   Sub-Account    Sub-Account     Sub-Account
                                                                 -------------- -------------- -----------------
 Operations:
  Net investment income (loss) .................................  $   291,816    $   516,486     $  1,329,294
  Capital gains income .........................................      133,324         19,659          171,162
  Net realized gain (loss) on security transactions ............       (2,137)        (9,700)         (18,644)
  Net unrealized (depreciation) appreciation of
   investments during the period ...............................    2,434,571      1,346,860       27,743,616
                                                                  -----------    -----------     ------------
  Net increase in net assets resulting from operations .........    2,857,574      1,873,305       29,225,428
                                                                  -----------    -----------     ------------
 Unit transactions:
  Purchases ....................................................   16,974,073     16,024,407      125,692,963
  Net transfers ................................................    2,397,686        (75,687)      16,517,648
  Surrenders ...................................................     (792,598)      (938,935)      (5,468,368)
  Net annuity transactions .....................................       11,286        --                39,927
                                                                  -----------    -----------     ------------
  Net increase in net assets resulting from unit
   transactions ................................................   18,590,447     15,009,785      136,782,170
                                                                  -----------    -----------     ------------
  Total increase (decrease) in net assets ......................   21,448,021     16,883,090      166,007,598
 Net Assets:
  Beginning of period ..........................................   14,834,932     17,201,374       74,337,892
                                                                  -----------    -----------     ------------
  End of period ................................................  $36,282,953    $34,084,464     $240,345,490
                                                                  ===========    ===========     ============

The accompanying notes are an integral part of these financial statements.


----------------------------------------6---------------------------------------

--------------------------------------------------------------------------------


    Value-Added      Core-Equity        American       Global Equity
 Market Portfolio     Portfolio     Value Portfolio   Value Portfolio
    Sub-Account      Sub-Account      Sub-Account       Sub-Account
------------------ --------------- ----------------- -----------------
   $     28,854     $   (332,587)    $ (1,697,234)     $   (412,774)
        189,721          117,643        3,034,595           115,160
         30,754          (18,550)         (68,035)           36,445
     19,452,060        5,016,132       39,904,216         4,176,748
   ------------     ------------     ------------      ------------
     19,701,389        4,782,638       41,173,542         3,915,579
   ------------     ------------     ------------      ------------
     27,666,361       12,427,733       45,122,601        27,675,147
     11,734,255        3,567,836       17,691,903         8,014,517
     (3,984,638)      (1,013,872)      (6,922,611)       (3,499,654)
          1,734            6,199           (6,552)             (252)
   ------------     ------------     ------------      ------------
     35,417,712       14,987,896       55,885,341        32,189,758
   ------------     ------------     ------------      ------------
     55,119,101       19,770,534       97,058,883        36,105,337
     65,323,592       16,862,108      111,814,900        53,473,555
   ------------     ------------     ------------      ------------
   $120,442,693     $ 36,632,642     $208,873,783      $ 89,578,892
   ============     ============     ============      ============



    Developing           Emerging          Diversified         Mid-Cap
 Growth Portfolio   Markets Portfolio   Income Portfolio   Growth Portfolio
    Sub-Account        Sub-Account         Sub-Account       Sub-Account*
------------------ ------------------- ------------------ -----------------
   $   (784,298)      $   (214,476)       $  2,714,644       $    10,736
        --                 --                   85,168           --
         (5,287)          (289,528)             (5,596)           (7,656)
      8,288,212           (422,890)            109,953         1,380,848
   ------------       ------------        ------------       -----------
      7,498,627           (926,894)          2,904,169         1,383,928
   ------------       ------------        ------------       -----------
     13,609,919          7,234,504          20,848,788         9,195,939
      1,398,815            665,359           4,855,360         6,858,060
     (3,560,130)        (1,087,778)         (3,059,195)         (235,512)
         (3,225)             3,713              12,363           --
   ------------       ------------        ------------       -----------
     11,445,379          6,815,798          22,657,316        15,818,487
   ------------       ------------        ------------       -----------
     18,944,006          5,888,904          25,561,485        17,202,415
     56,704,701         15,927,354          29,546,925           --
   ------------       ------------        ------------       -----------
   $ 75,648,707       $ 21,816,258        $ 55,108,410       $17,202,415
   ============       ============        ============       ===========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Value-Added      Core-Equity       American       Global Equity       Developing           Emerging         Diversified
 Market Portfolio     Portfolio    Value Portfolio   Value Portfolio   Growth Portfolio   Markets Portfolio   Income Portfolio
    Sub-Account      Sub-Account     Sub-Account       Sub-Account        Sub-Account        Sub-Account        Sub-Account
------------------ -------------- ----------------- ----------------- ------------------ ------------------- -----------------
   $    107,879     $   (68,420)    $   (592,660)     $    (46,532)      $   (465,111)       $   (10,378)      $  1,113,077
         22,962          23,882          343,751            38,052             39,359            --                  19,526
         (9,711)        (19,763)         (18,375)            3,232             (2,418)             2,901            (14,054)
      6,274,483       1,628,841        8,398,356         2,977,064          2,663,616          1,086,487            258,517
   ------------     -----------     ------------      ------------       ------------        -----------       ------------
      6,395,613       1,564,540        8,131,072         2,971,816          2,235,446          1,079,010          1,377,066
   ------------     -----------     ------------      ------------       ------------        -----------       ------------
     29,831,198      10,134,999       61,308,203        30,438,241         34,425,443          9,543,061         16,710,309
      8,058,083       1,785,696        8,928,691         5,422,580          5,020,629          1,898,163          4,393,264
     (1,128,293)       (166,416)      (2,457,975)       (1,262,709)        (1,291,832)          (429,144)        (1,150,693)
         23,528           1,831           23,364             2,008             16,307             11,920                 --
   ------------     -----------     ------------      ------------       ------------        -----------       ------------
     36,784,516      11,756,110       67,802,283        34,600,120         38,170,547         11,024,000         19,952,880
   ------------     -----------     ------------      ------------       ------------        -----------       ------------
     43,180,129      13,320,650       75,933,355        37,571,936         40,405,993         12,103,010         21,329,946
     22,143,463       3,541,458       35,881,545        15,901,619         16,298,708          3,824,344          8,216,979
   ------------     -----------     ------------      ------------       ------------        -----------       ------------
   $ 65,323,592     $16,862,108     $111,814,900      $ 53,473,555       $ 56,704,701        $15,927,354       $ 29,546,925
   ============     ===========     ============      ============       ============        ===========       ============


----------------------------------------7---------------------------------------

 Separate Account Three

 ITT Hartford Life & Annuity Insurance Company
 Notes to Financial Statements
 December 31, 1997
--------------------------------------------------------------------------------

1.   Organization:

     Separate Account Three (the Account) is a separate investment account within ITT Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Portfolios) as directed by the contractholders.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

     b) Security Valuation--The investment in shares of the Dean Witter Select Dimensions Investment Series Mutual Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

     c) Federal Income Taxes--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.


     d) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.   Administration of the Account and Related Charges:

     a) Mortality and Expense Undertakings--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.


     b) Deduction of Annual Maintenance Fee--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.


----------------------------------------8---------------------------------------

 Report of Independent Public Accountants

 To ITT Hartford Life and Annuity Insurance Company
 Separate Account Three and to the
 Owners of Units of Interest Therein:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of ITT Hartford Life and Annuity Insurance Company Separate Account Three (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ITT Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

----------------------------------------9---------------------------------------

 Separate Account Five

 ITT Hartford Life & Annuity Insurance Company
 Statement of Assets & Liabilities
 December 31, 1997
--------------------------------------------------------------------------------


                                                                                    North American
                                                                  Money Market        Government
                                                                    Portfolio    Securities Portfolio
                                                                   Sub-Account        Sub-Account
                                                                 -------------- ----------------------
 Assets:
 Investments in Dean Witter Select Dimensions Investment Series:
  Money Market Portfolio
   Shares                                                796,437
   Cost                                               $  796,437
   Market Value ................................................   $  796,437            --
  North American Government Securities Portfolio
   Shares                                                    102
   Cost                                               $    1,030
   Market Value ................................................      --             $     1,042
  Balanced Portfolio
   Shares                                                 11,020
   Cost                                               $  163,054
   Market Value ................................................      --                 --
  Utilities Portfolio
   Shares                                                    422
   Cost                                               $    6,260
   Market Value ................................................      --                 --
  Dividend and Growth Portfolio
   Shares                                                 80,887
   Cost                                               $1,566,131
   Market Value ................................................      --                 --
  Value-Added Market Portfolio
   Shares                                                  7,479
   Cost                                               $  128,573
   Market Value ................................................      --                 --
  Core-Equity Portfolio
   Shares                                                  7,299
   Cost                                               $  119,430
   Market Value ................................................      --                 --
  American Value Portfolio
   Shares                                                 34,623
   Cost                                               $  666,591
   Market Value ................................................      --                 --
  Global Equity Value Portfolio
   Shares                                                 39,257
   Cost                                               $  505,232
   Market Value ................................................      --                 --
  Developing Growth Portfolio
   Shares                                                 10,906
   Cost                                               $  206,994
   Market Value ................................................      --                 --
  Emerging Market Portfolio
   Shares                                                  3,273
   Cost                                               $   37,927
   Market Value ................................................      --                 --
  Diversified Income Portfolio
   Shares                                                 44,216
   Cost                                               $  455,007
   Market Value ................................................      --                 --
  Mid-Cap Growth Portfolio
   Shares                                                 11,757
   Cost                                               $  129,561
   Market Value ................................................      --                 --
 Due from ITT Hartford Life & Annuity Insurance Company ........      --                 --
 Receivable from fund shares sold ..............................      --                 --
                                                                   ----------        -----------
  Total Assets .................................................      796,437              1,042
                                                                   ----------        -----------
 Liabilities:
 Due to ITT Hartford Life & Annuity Insurance Company ..........      --                 --
 Payable for fund shares purchased .............................      --                 --
                                                                   ----------        -----------
 Total Liabilities .............................................      --                 --
                                                                   ----------        -----------
 Net Assets (variable life contract liabilities) ...............   $  796,437        $     1,042
                                                                   ==========        ===========
 Deferred annuity contracts in the accumulation period:
  Group Sub-Accounts:
  Units Owned by Contractholders ...............................      771,485                100
  Unit Values ..................................................   $ 1.032342        $ 10.420600



                                                                                                     Dividend
                                                                     Balanced       Utilities       and Growth
                                                                    Portfolio       Portfolio       Portfolio
                                                                   Sub-Account     Sub-Account     Sub-Account
                                                                 --------------- --------------- ---------------
 Assets:
 Investments in Dean Witter Select Dimensions Investment Series:
  Money Market Portfolio
   Shares                                                796,437
   Cost                                               $  796,437
   Market Value ................................................       --              --              --
  North American Government Securities Portfolio
   Shares                                                    102
   Cost                                               $    1,030
   Market Value ................................................       --              --              --
  Balanced Portfolio
   Shares                                                 11,020
   Cost                                               $  163,054
   Market Value ................................................   $   165,626         --              --
  Utilities Portfolio
   Shares                                                    422
   Cost                                               $    6,260
   Market Value ................................................       --          $     6,687         --
  Dividend and Growth Portfolio
   Shares                                                 80,887
   Cost                                               $1,566,131
   Market Value ................................................       --              --          $ 1,582,969
  Value-Added Market Portfolio
   Shares                                                  7,479
   Cost                                               $  128,573
   Market Value ................................................       --              --              --
  Core-Equity Portfolio
   Shares                                                  7,299
   Cost                                               $  119,430
   Market Value ................................................       --              --              --
  American Value Portfolio
   Shares                                                 34,623
   Cost                                               $  666,591
   Market Value ................................................       --              --              --
  Global Equity Value Portfolio
   Shares                                                 39,257
   Cost                                               $  505,232
   Market Value ................................................       --              --              --
  Developing Growth Portfolio
   Shares                                                 10,906
   Cost                                               $  206,994
   Market Value ................................................       --              --              --
  Emerging Market Portfolio
   Shares                                                  3,273
   Cost                                               $   37,927
   Market Value ................................................       --              --              --
  Diversified Income Portfolio
   Shares                                                 44,216
   Cost                                               $  455,007
   Market Value ................................................       --              --              --
  Mid-Cap Growth Portfolio
   Shares                                                 11,757
   Cost                                               $  129,561
   Market Value ................................................       --              --              --
 Due from ITT Hartford Life & Annuity Insurance Company ........             1         --                    1
 Receivable from fund shares sold ..............................       --              --              --
                                                                   -----------     -----------     -----------
  Total Assets .................................................       165,627           6,687       1,582,970
                                                                   -----------     -----------     -----------
 Liabilities:
 Due to ITT Hartford Life & Annuity Insurance Company ..........       --              --              --
 Payable for fund shares purchased .............................       --              --              --
                                                                   -----------     -----------     -----------
 Total Liabilities .............................................       --              --              --
                                                                   -----------     -----------     -----------
 Net Assets (variable life contract liabilities) ...............   $   165,627     $     6,687     $ 1,582,970
                                                                   ===========     ===========     ===========
 Deferred annuity contracts in the accumulation period:
  Group Sub-Accounts:
  Units Owned by Contractholders ...............................        14,784             543         141,825
  Unit Values ..................................................   $ 11.202964     $ 12.314200     $ 11.161390


The accompanying notes are an integral part of these financial statements.

---------------------------------------10---------------------------------------

    Value-Added      Core-Equity        American       Global Equity
 Market Portfolio     Portfolio     Value Portfolio   Value Portfolio
    Sub-Account      Sub-Account      Sub-Account       Sub-Account
------------------ --------------- ----------------- -----------------
       --                --               --                --
       --                --               --                --
       --                --               --                --
       --                --               --                --
       --                --               --                --
   $   131,338           --               --                --
       --            $   120,870          --                --
       --                --           $   681,732           --
       --                --               --            $   509,165
       --                --               --                --
       --                --               --                --
       --                --               --                --
       --                --               --                --
       --                --               --                --
       --                --               --                --
   -----------       -----------      -----------       -----------
       131,338           120,870          681,732           509,165
   -----------       -----------      -----------       -----------
             1           --                     1                 4
       --                --               --                --
   -----------       -----------      -----------       -----------
             1           --                     1                 4
   -----------       -----------      -----------       -----------
   $   131,337       $   120,870      $   681,731       $   509,161
   ===========       ===========      ===========       ===========
        11,342            10,527           53,983            50,897
   $ 11.579600       $ 11.482200      $ 12.628705       $ 10.003694



    Developing           Emerging          Diversified         Mid-Cap
 Growth Portfolio   Markets Portfolio   Income Portfolio   Growth Portfolio
    Sub-Account        Sub-Account         Sub-Account       Sub-Account
------------------ ------------------- ------------------ -----------------
       --                 --                  --                 --
       --                 --                  --                 --
       --                 --                  --                 --
       --                 --                  --                 --
       --                 --                  --                 --
       --                 --                  --                 --
       --                 --                  --                 --
       --                 --                  --                 --
       --                 --                  --                 --
   $   208,967            --                  --                 --
       --              $   37,013             --                 --
       --                 --              $   454,987            --
       --                 --                  --             $   134,031
       --                 --                  --                 --
       --                 --                  --                 --
   -----------         ----------         -----------        -----------
       208,967             37,013             454,987            134,031
   -----------         ----------         -----------        -----------
             1            --                  --                 --
       --                 --                  --                 --
   -----------         ----------         -----------        -----------
             1            --                  --                 --
   -----------         ----------         -----------        -----------
   $   208,966         $   37,013         $   454,987        $   134,031
   ===========         ==========         ===========        ===========
        17,358              3,988              42,778             11,317
   $ 12.038601         $ 9.281000         $ 10.635925        $ 11.843234




---------------------------------------11---------------------------------------

     Separate Account Five

     ITT Hartford Life & Annuity Insurance Company
     Statement of Operations
     For the Period from Inception, May 20, 1997, to December 31, 1997
--------------------------------------------------------------------------------


                                                                            North American
                                                          Money Market        Government
                                                            Portfolio    Securities Portfolio
                                                           Sub-Account        Sub-Account
                                                         -------------- ----------------------
 Investment income:
  Dividends ............................................     $12,586              $30
                                                             -------              ---
  Net investment income ................................      12,586               30
                                                             -------              ---
 Capital gains income ..................................       --                  --
                                                             -------              ---
 Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on security transactions ....       --                  --
  Net unrealized appreciation (depreciation) of
   investments during the period .......................       --                  12
                                                             -------              ---
   Net realized and unrealized gain (loss) on
     investments .......................................       --                  12
                                                             -------              ---
   Net increase (decrease) in net assets resulting from
    operations .........................................     $12,586              $42
                                                             =======              ===



                                                                                       Dividend
                                                            Balanced     Utilities    and Growth
                                                           Portfolio     Portfolio     Portfolio
                                                          Sub-Account   Sub-Account   Sub-Account
                                                         ------------- ------------- ------------
 Investment income:
  Dividends ............................................     $  238         $ 21        $ 3,650
                                                             ------         ----        -------
  Net investment income ................................        238           21          3,650
                                                             ------         ----        -------
 Capital gains income ..................................          3            4             37
                                                             ------         ----        -------
 Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on security transactions ....          2           --              4
  Net unrealized appreciation (depreciation) of
   investments during the period .......................      2,572          427         16,838
                                                             ------         ----        -------
   Net realized and unrealized gain (loss) on
     investments .......................................      2,574          427         16,842
                                                             ------         ----        -------
   Net increase (decrease) in net assets resulting from
    operations .........................................     $2,815         $452        $20,529
                                                             ======         ====        =======

*From inception, January 21, 1997 to December 31, 1997.

The accompanying notes are an integral part of these financial statements.

---------------------------------------12---------------------------------------

--------------------------------------------------------------------------------


    Value-Added     Core-Equity       American       Global Equity
 Market Portfolio    Portfolio    Value Portfolio   Value Portfolio
    Sub-Account     Sub-Account     Sub-Account       Sub-Account
------------------ ------------- ----------------- -----------------
      $   185         $   32          $   318            $  257
      -------         -------         -------            ------
          185              32             318               257
      -------         -------         -------            ------
            2               5              22                 2
      -------         -------         -------            ------
           (1)             (3)              5                 5
        2,765           1,440          15,141             3,933
      -------         -------         -------            ------
        2,764           1,437          15,146             3,938
      -------         -------         -------            ------
      $ 2,951         $ 1,474         $15,486            $4,197
      =======         =======         =======            ======



    Developing           Emerging          Diversified         Mid-Cap
 Growth Portfolio   Markets Portfolio   Income Portfolio   Growth Portfolio
    Sub-Account        Sub-Account         Sub-Account       Sub-Account*
------------------ ------------------- ------------------ -----------------
      $   10             $     3             $ 4,938            $   76
      ------             -------             -------            ------
          10                   3               4,938                76
      ------             -------             -------            ------
        --                 --                      2               --
      ------             -------             -------            ------
         160                  (1)                 15               --
       1,973                (914)                (20)            4,470
      ------             -------             -------            ------
       2,133                (915)                 (5)            4,470
      ------             -------             -------            ------
      $2,143             $  (912)            $ 4,935            $4,546
      ======             =======             =======            ======




---------------------------------------13---------------------------------------

 Separate Account Five

 ITT Hartford Life & Annuity Insurance Company
 Statement of Changes in Net Assets
 For the Period from Inception, May 20, 1997, to December 31, 1997
--------------------------------------------------------------------------------


                                                                                     North American
                                                                     Money             Government
                                                               Market Portfolio   Securities Portfolio
                                                                  Sub-Account          Sub-Account
                                                              ------------------ ----------------------
 Operations:
  Net investment income .....................................   $      12,586            $   30
  Capital gains income ......................................         --                   --
  Net realized gain (loss) on security transactions .........         --                   --
  Net unrealized appreciation (depreciation) of investments
   during the period ........................................         --                     12
                                                                -------------            ------
  Net increase (decrease) in net assets resulting from
   operations ...............................................          12,586                42
                                                                -------------            ------
 Unit transactions:
  Purchases .................................................       5,462,868             1,000
  Net transfers .............................................      (3,978,866)             --
  Surrenders ................................................          (4,968)             --
  Loan withdrawals ..........................................        (691,140)             --
  Cost of insurance .........................................          (4,043)             --
                                                                -------------            ------
  Net increase in net assets resulting from unit
   transactions .............................................         783,851             1,000
                                                                -------------            ------
  Total increase in net assets ..............................         796,437             1,042
 Net Assets:
  Beginning of period .......................................         --                   --
                                                                -------------            ------
  End of period .............................................   $     796,437            $1,042
                                                                =============            ======



                                                                                              Dividend
                                                                 Balanced     Utilities      and Growth
                                                                Portfolio     Portfolio      Portfolio
                                                               Sub-Account   Sub-Account    Sub-Account
                                                              ------------- ------------- ---------------
 Operations:
  Net investment income .....................................   $    238       $    21      $     3,650
  Capital gains income ......................................          3             4               37
  Net realized gain (loss) on security transactions .........          2          --                  4
  Net unrealized appreciation (depreciation) of investments
   during the period ........................................      2,572           427           16,838
                                                                --------       -------      -----------
  Net increase (decrease) in net assets resulting from
   operations ...............................................      2,815           452           20,529
                                                                --------       -------      -----------
 Unit transactions:
  Purchases .................................................      1,000         1,000            1,000
  Net transfers .............................................    162,221         5,243        1,566,768
  Surrenders ................................................       (294)           (3)          (3,663)
  Loan withdrawals ..........................................      --             --                 (2)
  Cost of insurance .........................................       (115)           (5)          (1,662)
                                                                --------       -------      -----------
  Net increase in net assets resulting from unit
   transactions .............................................    162,812         6,235        1,562,441
                                                                --------       -------      -----------
  Total increase in net assets ..............................    165,627         6,687        1,582,970
 Net Assets:
  Beginning of period .......................................         --          --             --
                                                                --------       -------      -----------
  End of period .............................................   $165,627       $ 6,687      $ 1,582,970
                                                                ========       =======      ===========

*From inception, January 21, 1997 to December 31, 1997.

The accompanying notes are an integral part of these financial statements.

---------------------------------------14---------------------------------------

--------------------------------------------------------------------------------


    Value-Added       Core-Equity        American       Global Equity
 Market Portfolio      Portfolio     Value Portfolio   Value Portfolio
    Sub-Account       Sub-Account      Sub-Account       Sub-Account
------------------ ---------------- ----------------- -----------------
     $     185          $     32        $     318         $     257
             2                 5               22                 2
            (1)               (3)               5                 5
         2,765             1,440           15,141             3,933
     ---------         ---------        ---------         ---------
         2,951             1,474           15,486             4,197
     ---------         ---------        ---------         ---------
         1,000             1,000            1,000             1,000
       127,593           118,955          667,750           506,969
          (101)             (397)          (1,813)           (2,610)
         --                   (1)              (2)               (1)
          (106)             (161)            (690)             (394)
     ---------         ---------        ---------         ---------
       128,386           119,396          666,245           504,964
     ---------         ---------        ---------         ---------
       131,337           120,870          681,731           509,161
         --                --               --                --
     ---------         ---------        ---------         ---------
     $ 131,337         $ 120,870        $ 681,731         $ 509,161
     =========         =========        =========         =========



    Developing           Emerging          Diversified         Mid-Cap*
 Growth Portfolio   Markets Portfolio   Income Portfolio   Growth Portfolio
    Sub-Account        Sub-Account         Sub-Account       Sub-Account
------------------ ------------------- ------------------ -----------------
     $      10           $      3           $  4,938          $     76
        --                  --                     2                --
           160                 (1)                15                --
         1,973               (914)               (20)            4,470
     ---------           --------           --------          --------
         2,143               (912)             4,935             4,546
     ---------           --------           --------          --------
         1,000              1,000              1,000             1,000
       206,516             37,031            451,162           128,658
          (526)               (76)            (1,494)             (123)
            (1)             --                 --                --
          (166)               (30)              (616)              (50)
     ---------           --------           --------          --------
       206,823             37,925            450,052           129,485
     ---------           --------           --------          --------
       208,966             37,013            454,987           134,031
        --                  --                 --                --
     ---------           --------           --------          --------
     $ 208,966           $ 37,013           $454,987          $134,031
     =========           ========           ========          ========



---------------------------------------15---------------------------------------

 Separate Account Five

 ITT Hartford Life and Annuity Insurance Company
 Notes to Financial Statements
 December 31, 1997
--------------------------------------------------------------------------------

1.   Organization:

     Separate Account Five (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of forty-one sub-accounts. These financial statements include thirteen sub-accounts which invest solely in Dean Witter Select Dimensions Portfolios (the Funds). The twelve sub-accounts which invest in Hartford Mutual Funds and the sixteen sub-accounts which invest in Putnam VT Mutual Funds are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

     b) Security Valuation--The investment in shares of the Dean Witter Select Dimensions Investment Series Mutual Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

     c) Federal Income Taxes--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

     d) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.   Administration of the Account and Related Charges:

     In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.


---------------------------------------16---------------------------------------

 Report of Independent Public Accountants

 To ITT Hartford Life and Annuity Insurance Company
 Separate Account Five and to the
 Owners of Units of Interest Therein:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of the Money Market Portfolio Sub-Account, North American Government Securities Portfolio Sub-Account, Balanced Portfolio Sub-Account, Utilities Portfolio Sub-Account, Dividend Growth Portfolio Sub-Account, Value-Added Market Portfolio Sub-Account, Core-Equity Portfolio Sub-Account, American Value Portfolio Sub-Account, Global Equity Value Portfolio Sub-Account, Developing Growth Portfolio Sub-Account, Emerging Markets Portfolio Sub-Account, Diversified Income Portfolio Sub-Account and Mid-Cap Growth Portfolio Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Separate Account Five) (the Account) as of December 31, 1997, and the related statement of operations and statement of changes in net assets for the period from inception, May 20, 1997, to December 31, 1997. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio Sub-Account, North American Government Securities Portfolio Sub-Account, Balanced Portfolio Sub-Account, Utilities Portfolio Sub-Account, Dividend Growth Portfolio Sub-Account, Value-Added Market Portfolio Sub-Account, Core-Equity Portfolio Sub-Account, American Value Portfolio Sub-Account, Global Equity Value Portfolio Sub-Account, Developing Growth Portfolio Sub-Account, Emerging Markets Portfolio Sub-Account, Diversified Income Portfolio Sub-Account and Mid-Cap Growth Portfolio Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Separate Account Five) as of December 31, 1997, the results of its operations and the changes in its net assets for the period from inception, May 20, 1997, to December 31, 1997, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP


Hartford, Connecticut
February 16, 1998

---------------------------------------17---------------------------------------

 Separate Account Three

 Hartford Life Insurance Company
 Statement of Assets & Liabilities
 December 31, 1997
--------------------------------------------------------------------------------


                                                                                     North American
                                                                   Money Market        Government
                                                                     Portfolio    Securities Portfolio
                                                                    Sub-Account        Sub-Account
                                                                  -------------- ----------------------
 Assets:
 Investments in Dean Witter Select Dimensions Investments Series:
  Money Market Portfolio
   Shares                                               8,308,517
   Cost                                               $ 8,308,517
   Market Value .................................................  $ 8,308,517             --
  North American Government Securities Portfolio
   Shares                                                  40,418
   Cost                                               $   406,836
   Market Value .................................................      --             $   411,052
  Balanced Portfolio
   Shares                                                 388,986
   Cost                                               $ 5,065,773
   Market Value .................................................      --                  --
  Utilities Portfolio
   Shares                                                 156,115
   Cost                                               $ 1,972,904
   Market Value .................................................      --                  --
  Dividend and Growth Portfolio
   Shares                                               2,670,124
   Cost                                               $44,966,952
   Market Value .................................................      --                  --
  Value-Added Market Portfolio
   Shares                                               1,180,018
   Cost                                               $17,364,030
   Market Value .................................................      --                  --
  Core-Equity Portfolio
   Shares                                                 214,810
   Cost                                               $ 2,984,976
   Market Value .................................................      --                  --
  American Value Portfolio
   Shares                                               1,035,552
   Cost                                               $16,093,852
   Market Value .................................................      --                  --
  Global Equity Value Portfolio
   Shares                                                 932,369
   Cost                                               $11,371,601
   Market Value .................................................      --                  --
  Developing Growth Portfolio
   Shares                                                 355,870
   Cost                                               $ 5,856,576
   Market Value .................................................      --                  --
  Emerging Market Portfolio
   Shares                                                 173,585
   Cost                                               $ 1,928,974
   Market Value .................................................      --                  --
  Diversified Income Portfolio
   Shares                                                 650,152
   Cost                                               $ 6,646,543
   Market Value .................................................      --                  --
  Mid-Cap Growth Portfolio
   Shares                                                 155,803
   Cost                                               $ 1,646,491
   Market Value .................................................      --                  --
 Due from Hartford Life Insurance Company .......................      --                  --
 Receivable from fund shares sold ...............................       16,577                 16
                                                                   -----------        -----------
  Total Assets ..................................................    8,325,094            411,068
                                                                   -----------        -----------
 Liabilities:
 Due to Hartford Life Insurance Company .........................       16,568                 17
 Payable for fund shares purchased ..............................      --                  --
                                                                   -----------        -----------
 Total Liabilities ..............................................       16,568                 17
                                                                   -----------        -----------
 Net Assets (variable annuity contract liabilities) .............  $ 8,308,526        $   411,051
                                                                   ===========        ===========
 Variable annuity contracts in the accumulation period:
  Individual Sub-Accounts:
  Units Owned by Contractholders ................................      734,664             36,306
  Unit Values ...................................................  $ 11.309282        $ 11.321926
 Annuity Contracts in the annuity period:
  Individual Sub-Accounts
  Units Owned by Contractholders ................................      --                  --
  Unit Values ...................................................      --                  --



                                                                                                      Dividend
                                                                      Balanced       Utilities       and Growth
                                                                     Portfolio       Portfolio        Portfolio
                                                                    Sub-Account     Sub-Account      Sub-Account
                                                                  --------------- --------------- ----------------
 Assets:
 Investments in Dean Witter Select Dimensions Investments Series:
  Money Market Portfolio
   Shares                                               8,308,517
   Cost                                               $ 8,308,517
   Market Value .................................................       --              --               --
  North American Government Securities Portfolio
   Shares                                                  40,418
   Cost                                               $   406,836
   Market Value .................................................       --              --               --
  Balanced Portfolio
   Shares                                                 388,986
   Cost                                               $ 5,065,773
   Market Value .................................................   $ 5,846,457         --               --
  Utilities Portfolio
   Shares                                                 156,115
   Cost                                               $ 1,972,904
   Market Value .................................................       --          $ 2,471,297          --
  Dividend and Growth Portfolio
   Shares                                               2,670,124
   Cost                                               $44,966,952
   Market Value .................................................       --              --          $ 52,254,318
  Value-Added Market Portfolio
   Shares                                               1,180,018
   Cost                                               $17,364,030
   Market Value .................................................       --              --               --
  Core-Equity Portfolio
   Shares                                                 214,810
   Cost                                               $ 2,984,976
   Market Value .................................................       --              --               --
  American Value Portfolio
   Shares                                               1,035,552
   Cost                                               $16,093,852
   Market Value .................................................       --              --               --
  Global Equity Value Portfolio
   Shares                                                 932,369
   Cost                                               $11,371,601
   Market Value .................................................       --              --               --
  Developing Growth Portfolio
   Shares                                                 355,870
   Cost                                               $ 5,856,576
   Market Value .................................................       --              --               --
  Emerging Market Portfolio
   Shares                                                 173,585
   Cost                                               $ 1,928,974
   Market Value .................................................       --              --               --
  Diversified Income Portfolio
   Shares                                                 650,152
   Cost                                               $ 6,646,543
   Market Value .................................................       --              --               --
  Mid-Cap Growth Portfolio
   Shares                                                 155,803
   Cost                                               $ 1,646,491
   Market Value .................................................       --              --               --
 Due from Hartford Life Insurance Company .......................       --              --                27,269
 Receivable from fund shares sold ...............................        12,386           5,805          --
                                                                    -----------     -----------     ------------
  Total Assets ..................................................     5,858,843       2,477,102       52,281,587
                                                                    -----------     -----------     ------------
 Liabilities:
 Due to Hartford Life Insurance Company .........................        12,369           5,333          --
 Payable for fund shares purchased ..............................       --              --                26,288
                                                                    -----------     -----------     ------------
 Total Liabilities ..............................................        12,369           5,333           26,288
                                                                    -----------     -----------     ------------
 Net Assets (variable annuity contract liabilities) .............   $ 5,846,474     $ 2,471,769     $ 52,255,299
                                                                    ===========     ===========     ============
 Variable annuity contracts in the accumulation period:
  Individual Sub-Accounts:
  Units Owned by Contractholders ................................       369,353         146,104        2,483,000
  Unit Values ...................................................   $ 15.828958     $ 16.917905     $  21.045231
 Annuity Contracts in the annuity period:
  Individual Sub-Accounts
  Units Owned by Contractholders ................................       --              --               --
  Unit Values ...................................................       --              --               --


The accompanying notes are an integral part of these financial statements.

---------------------------------------18---------------------------------------

--------------------------------------------------------------------------------


    Value-Added      Core-Equity        American       Global Equity
 Market Portfolio     Portfolio     Value Portfolio   Value Portfolio
    Sub-Account      Sub-Account      Sub-Account       Sub-Account
------------------ --------------- ----------------- -----------------
        --               --               --                --
        --               --               --                --
        --               --               --                --
        --               --               --                --
        --               --               --                --
   $ 20,721,116          --               --                --
        --           $ 3,557,261          --                --
        --               --          $ 20,390,011           --
        --               --               --           $ 12,092,829
        --               --               --                --
        --               --               --                --
        --               --               --                --
        --               --               --                --
         14,524          --                13,160            15,629
        --                   136          --                --
   ------------      -----------     ------------      ------------
     20,735,640        3,557,397       20,403,171        12,108,458
   ------------      -----------     ------------      ------------
        --                   165          --                --
         14,564          --                13,142            15,624
   ------------      -----------     ------------      ------------
         14,564              165           13,142            15,624
   ------------      -----------     ------------      ------------
   $ 20,721,076      $ 3,557,232     $ 20,390,029      $ 12,092,834
   ============      ===========     ============      ============
      1,136,343          214,343        1,022,028           920,187
   $  17.936035      $ 16.595943     $  19.950549      $  13.141711
         18,933          --               --                --
   $  17.936035          --               --                --



    Developing           Emerging          Diversified         Mid-Cap
 Growth Portfolio   Markets Portfolio   Income Portfolio   Growth Portfolio
    Sub-Account        Sub-Account         Sub-Account       Sub-Account
------------------ ------------------- ------------------ -----------------
       --                  --                 --                 --
       --                  --                 --                 --
       --                  --                 --                 --
       --                  --                 --                 --
       --                  --                 --                 --
       --                  --                 --                 --
       --                  --                 --                 --
       --                  --                 --                 --
       --                  --                 --                 --
   $ 6,818,465             --                 --                 --
       --              $ 1,963,242            --                 --
       --                  --             $ 6,690,066            --
       --                  --                 --             $ 1,776,152
         5,022                 424             59,934              2,432
       --                  --                 --                 --
   -----------         -----------        -----------        -----------
     6,823,487           1,963,666          6,750,000          1,778,584
   -----------         -----------        -----------        -----------
       --                  --                 --                 --
         4,810                 425             59,936              2,432
   -----------         -----------        -----------        -----------
         4,810                 425             59,936              2,432
   -----------         -----------        -----------        -----------
   $ 6,818,677         $ 1,963,241        $ 6,690,064        $ 1,776,152
   ===========         ===========        ===========        ===========
       360,845             172,144            546,677            155,357
   $ 18.896418         $ 11.404653        $ 12.237687        $ 11.432686
       --                  --                 --                 --
       --                  --                 --                 --




---------------------------------------19---------------------------------------

 Separate Account Three

 Hartford Life Insurance Company
 Statement of Operations
 For the Year Ended December 31, 1997
--------------------------------------------------------------------------------


                                                                            North American
                                                          Money Market        Government
                                                            Portfolio    Securities Portfolio
                                                           Sub-Account        Sub-Account
                                                         -------------- ----------------------
 Investment income:
  Dividends ............................................  $   429,621          $ 18,324

Expenses:
  Mortality and expense undertakings ...................     (118,156)           (5,346)
                                                          -----------          --------
  Net investment income (loss) .........................      311,465            12,978
                                                          -----------          --------
 Capital gains income ..................................       --                 --
                                                          -----------          --------
 Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on security transactions ....       --                   134
  Net unrealized appreciation (depreciation) of
   investments during the period .......................       --                 3,756
                                                          -----------          --------
   Net realized and unrealized gain (loss)
    on investments .....................................       --                 3,890
                                                          -----------          --------
   Net increase (decrease) in net assets resulting from
    operations .........................................  $   311,465          $ 16,868
                                                          ===========          ========



                                                                                        Dividend
                                                            Balanced     Utilities     and Growth
                                                           Portfolio     Portfolio      Portfolio
                                                          Sub-Account   Sub-Account    Sub-Account
                                                         ------------- ------------- --------------
 Investment income:
  Dividends ............................................   $  85,051     $  50,582     $  694,925

 Expenses:
  Mortality and expense undertakings ...................     (57,969)      (24,857)      (487,695)
                                                           ---------     ---------     ----------
  Net investment income (loss) .........................      27,082        25,725        207,230
                                                           ---------     ---------     ----------
 Capital gains income ..................................      11,255         5,598      1,118,280
                                                           ---------     ---------     ----------
 Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on security transactions ....           1        (1,072)         1,187
  Net unrealized appreciation (depreciation) of
   investments during the period .......................     532,164       385,952      5,104,874
                                                           ---------     ---------     ----------
   Net realized and unrealized gain (loss)
    on investments .....................................     532,165       384,880      5,106,061
                                                           ---------     ---------     ----------
   Net increase (decrease) in net assets resulting from
    operations .........................................   $ 570,502     $ 416,203     $6,431,571
                                                           =========     =========     ==========

*From inception, January 21, 1997 to December 31, 1997.


The accompanying notes are an integral part of these financial statements.

---------------------------------------20---------------------------------------

--------------------------------------------------------------------------------


    Value-Added     Core-Equity       American       Global Equity
 Market Portfolio    Portfolio    Value Portfolio   Value Portfolio
    Sub-Account     Sub-Account     Sub-Account       Sub-Account
------------------ ------------- ----------------- -----------------
    $  188,926       $   4,297      $   46,393        $    76,975
      (187,821)        (32,895)       (193,423)          (128,221)
    ----------       ---------      ----------        -----------
         1,105         (28,598)       (147,030)           (51,246)
    ----------       ---------      ----------        -----------
        25,010           9,815         253,252             13,138
    ----------       ---------      ----------        -----------
          (250)            (35)         25,705               (626)
     2,624,687         423,579       3,404,201            378,264
    ----------       ---------      ----------        -----------
     2,624,437         423,544       3,429,906            377,638
    ----------       ---------      ----------        -----------
    $2,650,552       $ 404,761      $3,536,128        $   339,530
    ==========       =========      ==========        ===========



    Developing           Emerging          Diversified         Mid-Cap
 Growth Portfolio   Markets Portfolio   Income Portfolio   Growth Portfolio
    Sub-Account        Sub-Account         Sub-Account       Sub-Account*
------------------ ------------------- ------------------ -----------------
    $  10,754           $   8,429          $ 331,153          $  12,328
      (76,188)            (25,945)           (60,296)           (11,171)
    ---------           ---------          ---------          ---------
      (65,434)            (17,516)           270,857              1,157
    ---------           ---------          ---------          ---------
        --                  --                 7,785             --
    ---------           ---------          ---------          ---------
       (5,860)            (14,073)               153              1,041
      665,187             (42,909)            12,589            129,661
    ---------           ---------          ---------          ---------
      659,327             (56,982)            12,742            130,702
    ---------           ---------          ---------          ---------
    $ 593,893           $ (74,498)         $ 291,384          $ 131,859
    =========           =========          =========          =========




---------------------------------------21---------------------------------------

 Separate Account Three

 Hartford Life Insurance Company
 Statement of Changes in Net Assets
 For the Year Ended December 31, 1997
--------------------------------------------------------------------------------


                                                                                    North American
                                                                  Money Market        Government
                                                                   Portfolio     Securities Portfolio
                                                                  Sub-Account         Sub-Account
                                                                --------------- ----------------------
 Operations:
  Net investment income (loss) ................................  $     311,465        $  12,978
  Capital gains income ........................................        --                --
  Net realized gain (loss) on security transactions ...........        --                   134
  Net unrealized appreciation (depreciation) of
   investments during the period ..............................        --                 3,756
                                                                 -------------        ---------
  Net increase in net assets resulting from operations ........        311,465           16,868
                                                                 -------------        ---------
 Unit transactions:
  Purchases ...................................................     10,986,034           80,522
  Net transfers ...............................................     (7,694,766)            (501)
  Surrenders ..................................................       (752,612)         (27,777)
  Net annuity transactions ....................................        --                --
                                                                 -------------        ---------
  Net increase in net assets resulting from unit
   transactions ...............................................      2,538,656           52,244
                                                                 -------------        ---------
  Total increase in net assets ................................      2,850,121           69,112
 Net Assets:
  Beginning of period .........................................      5,458,405          341,939
                                                                 -------------        ---------
  End of period ...............................................  $   8,308,526        $ 411,051
                                                                 =============        =========



                                                                                                Dividend
                                                                   Balanced     Utilities      and Growth
                                                                  Portfolio     Portfolio      Portfolio
                                                                 Sub-Account   Sub-Account    Sub-Account
                                                                ------------- ------------- ---------------
 Operations:
  Net investment income (loss) ................................  $   27,082    $   25,725    $    207,230
  Capital gains income ........................................      11,255         5,598       1,118,280
  Net realized gain (loss) on security transactions ...........           1        (1,072)          1,187
  Net unrealized appreciation (depreciation) of
   investments during the period ..............................     532,164       385,952       5,104,874
                                                                 ----------    ----------    ------------
  Net increase in net assets resulting from operations ........     570,502       416,203       6,431,571
                                                                 ----------    ----------    ------------
 Unit transactions:
  Purchases ...................................................   2,480,988       787,145      25,298,127
  Net transfers ...............................................     773,542      (218,038)      5,093,960
  Surrenders ..................................................    (584,850)     (112,067)     (2,369,968)
  Net annuity transactions ....................................      --            --             --
                                                                 ----------    ----------    ------------
  Net increase in net assets resulting from unit
   transactions ...............................................   2,669,680       457,040      28,022,119
                                                                 ----------    ----------    ------------
  Total increase in net assets ................................   3,240,182       873,243      34,453,690
 Net Assets:
  Beginning of period .........................................   2,606,292     1,598,526      17,801,609
                                                                 ----------    ----------    ------------
  End of period ...............................................  $5,846,474    $2,471,769    $ 52,255,299
                                                                 ==========    ==========    ============

*From inception, January 21, 1997 to December 31, 1997.
--------------------------------------------------------------------------------
 Hartford Life Insurance Company
 Statement of Changes in Net Assets
 For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

                                                                                    North American
                                                                  Money Market        Government
                                                                   Portfolio     Securities Portfolio
                                                                  Sub-Account         Sub-Account
                                                                --------------- ----------------------
 Operations:
  Net investment income (loss) ................................  $      99,617        $   8,511
  Capital gains income ........................................         --               --
  Net realized gain (loss) on security transactions ...........         --                  335
  Net unrealized appreciation of investments during the
   period .....................................................         --                   60
                                                                 -------------        ---------
  Net increase in net assets resulting from operations ........         99,617            8,906
                                                                 -------------        ---------
 Unit transactions:
  Purchases ...................................................      6,948,541          205,518
  Net transfers ...............................................     (2,722,056)         173,663
  Surrenders ..................................................       (186,897)         (93,829)
                                                                 -------------        ---------
  Net increase in net assets resulting from unit
   transactions ...............................................      4,039,588          285,352
                                                                 -------------        ---------
  Total increase in net assets ................................      4,139,205          294,258
 Net Assets:
  Beginning of period .........................................      1,319,200           47,681
                                                                 -------------        ---------
  End of period ...............................................  $   5,458,405        $ 341,939
                                                                 =============        =========



                                                                                               Dividend
                                                                   Balanced     Utilities     and Growth
                                                                  Portfolio     Portfolio      Portfolio
                                                                 Sub-Account   Sub-Account    Sub-Account
                                                                ------------- ------------- --------------
 Operations:
  Net investment income (loss) ................................  $   20,892    $   21,954    $    82,889
  Capital gains income ........................................       8,328           894         10,163
  Net realized gain (loss) on security transactions ...........       6,424        (1,428)        (1,335)
  Net unrealized appreciation of investments during the
   period .....................................................     165,616        59,442      1,770,825
                                                                 ----------    ----------    -----------
  Net increase in net assets resulting from operations ........     201,260        80,862      1,862,542
                                                                 ----------    ----------    -----------
 Unit transactions:
  Purchases ...................................................   1,550,548       896,723     11,219,771
  Net transfers ...............................................    (295,995)      128,215      1,189,188
  Surrenders ..................................................    (203,150)     (137,390)      (665,008)
                                                                 ----------    ----------    -----------
  Net increase in net assets resulting from unit
   transactions ...............................................   1,051,403       887,548     11,743,951
                                                                 ----------    ----------    -----------
  Total increase in net assets ................................   1,252,663       968,410     13,606,493
 Net Assets:
  Beginning of period .........................................   1,353,629       630,116      4,195,116
                                                                 ----------    ----------    -----------
  End of period ...............................................  $2,606,292    $1,598,526    $17,801,609
                                                                 ==========    ==========    ===========

The accompanying notes are an integral part of these financial statements.

---------------------------------------22---------------------------------------

--------------------------------------------------------------------------------


    Value-Added     Core-Equity       American       Global Equity
 Market Portfolio    Portfolio    Value Portfolio   Value Portfolio
    Sub-Account     Sub-Account     Sub-Account       Sub-Account
------------------ ------------- ----------------- -----------------
   $     1,105      $  (28,598)     $  (147,030)      $   (51,246)
        25,010           9,815          253,252            13,138
          (250)            (35)          25,705              (626)
     2,624,687         423,579        3,404,201           378,264
   -----------      ----------      -----------       -----------
     2,650,552         404,761        3,536,128           339,530
   -----------      ----------      -----------       -----------
     8,641,262       1,171,717        7,393,097         5,772,577
     1,738,699         745,942        1,198,780         1,004,060
      (827,826)       (124,197)        (804,164)         (784,786)
       341,474          --               --                --
   -----------      ----------      -----------       -----------
     9,893,609       1,793,462        7,787,713         5,991,851
   -----------      ----------      -----------       -----------
    12,544,161       2,198,223       11,323,841         6,331,381
     8,176,915       1,359,009        9,066,188         5,761,453
   -----------      ----------      -----------       -----------
   $20,721,076      $3,557,232      $20,390,029       $12,092,834
   ===========      ==========      ===========       ===========



    Developing           Emerging          Diversified         Mid-Cap
 Growth Portfolio   Markets Portfolio   Income Portfolio   Growth Portfolio
    Sub-Account        Sub-Account         Sub-Account       Sub-Account*
------------------ ------------------- ------------------ -----------------
    $  (65,434)        $  (17,516)         $  270,857        $    1,157
        --                 --                   7,785            --
        (5,860)           (14,073)                153             1,041
       665,187            (42,909)             12,589           129,661
    ----------         ----------          ----------        ----------
       593,893            (74,498)            291,384           131,859
    ----------         ----------          ----------        ----------
     2,012,667            809,422           2,936,575         1,190,000
        36,985              6,465           1,246,736           495,122
      (235,174)          (120,404)           (347,647)          (40,829)
        --                 --                  --                --
    ----------         ----------          ----------        ----------
     1,814,478            695,483           3,835,664         1,644,293
    ----------         ----------          ----------        ----------
     2,408,371            620,985           4,127,048         1,776,152
     4,410,306          1,342,256           2,563,016            --
    ----------         ----------          ----------        ----------
    $6,818,677         $1,963,241          $6,690,064        $1,776,152
    ==========         ==========          ==========        ==========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Value-Added     Core-Equity       American       Global Equity       Developing           Emerging         Diversified
 Market Portfolio    Portfolio    Value Portfolio   Value Portfolio   Growth Portfolio   Markets Portfolio   Income Portfolio
    Sub-Account     Sub-Account     Sub-Account       Sub-Account        Sub-Account        Sub-Account        Sub-Account
------------------ ------------- ----------------- ----------------- ------------------ ------------------- -----------------
    $    7,612      $   (5,790)     $  (45,165)       $   (5,756)        $  (33,989)        $   (1,247)        $   83,793
         1,620           1,743          23,844             3,905              2,707             --                  1,078
         3,162             519             179               932              3,963                (27)               101
       638,574         144,463         660,479           304,832            196,773             77,164             21,655
    ----------      ----------      ----------        ----------         ----------         ----------         ----------
       650,968         140,935         639,337           303,913            169,454             75,890            106,627
    ----------      ----------      ----------        ----------         ----------         ----------         ----------
     5,771,510         819,995       5,876,271         3,658,651          3,157,803            932,707          1,616,132
       118,782         109,486         669,473           948,105            274,161            206,356            235,033
       (62,463)        (12,084)       (319,324)         (211,305)          (148,442)           (38,428)           (38,500)
    ----------      ----------      ----------        ----------         ----------         ----------         ----------
     5,827,829         917,397       6,226,420         4,395,451          3,283,522          1,100,635          1,812,665
    ----------      ----------      ----------        ----------         ----------         ----------         ----------
     6,478,797       1,058,332       6,865,757         4,699,364          3,452,976          1,176,525          1,919,292
     1,698,118         300,677       2,200,431         1,062,089            957,330            165,731            643,724
    ----------      ----------      ----------        ----------         ----------         ----------         ----------
    $8,176,915      $1,359,009      $9,066,188        $5,761,453         $4,410,306         $1,342,256         $2,563,016
    ==========      ==========      ==========        ==========         ==========         ==========         ==========


---------------------------------------23---------------------------------------

 Separate Account Three

 Hartford Life Insurance Company
 Notes to Financial Statements
 December 31, 1997
--------------------------------------------------------------------------------

1.   Organization:

     Separate Account Three (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

     b) Security Valuation--The investment in shares of the Dean Witter Select Dimensions Investment Series Mutual Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

     c) Federal Income Taxes--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

     d) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.   Administration of the Account and Related Charges:

     a) Mortality and Expense Undertakings--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

     b) Deduction of Annual Maintenance Fee--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.


---------------------------------------24---------------------------------------

 Report of Independent Public Accountants

 To Hartford Life Insurance Company
 Separate Account Three and to the
 Owners of Units of Interest Therein:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Separate Account Three (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Separate Account Three as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

---------------------------------------25---------------------------------------

 Separate Account Five

 Hartford Life Insurance Company
 Statement of Assets & Liabilities
 December 31, 1997
--------------------------------------------------------------------------------


                                                                                    North American
                                                                  Money Market        Government
                                                                    Portfolio    Securities Portfolio
                                                                   Sub-Account        Sub-Account
                                                                 -------------- ----------------------
 Assets:
 Investments in Dean Witter Select Dimensions Investment Series:
  Money Market Portfolio
   Shares                                                 22,367
   Cost                                                 $ 22,367
   Market Value ................................................   $   22,367             --
  North American Government Securities Portfolio
   Shares                                                    102
   Cost                                                 $  1,030
   Market Value ................................................       --            $     1,042
  Balanced Portfolio
   Shares                                                    248
   Cost                                                 $  3,515
   Market Value ................................................       --                 --
  Utilities Portfolio
   Shares                                                     78
   Cost                                                 $  1,022
   Market Value ................................................       --                 --
  Dividend and Growth Portfolio
   Shares                                                  5,414
   Cost                                                 $102,239
   Market Value ................................................       --                 --
  Value-Added Market Portfolio
   Shares                                                     66
   Cost                                                 $  1,012
   Market Value ................................................       --                 --
  Core-Equity Portfolio
   Shares                                                     69
   Cost                                                 $  1,006
   Market Value ................................................       --                 --
  American Value Portfolio
   Shares                                                  2,332
   Cost                                                 $ 43,243
   Market Value ................................................       --                 --
  Global Equity Value Portfolio
   Shares                                                  4,454
   Cost                                                 $ 57,976
   Market Value ................................................       --                 --
  Developing Growth Portfolio
   Shares                                                  1,040
   Cost                                                 $ 18,386
   Market Value ................................................       --                 --
  Emerging Market Portfolio
   Shares                                                     82
   Cost                                                 $  1,003
   Market Value ................................................       --                 --
  Diversified Income Portfolio
   Shares                                                    856
   Cost                                                 $  8,748
   Market Value ................................................       --                 --
  Mid-Cap Growth Portfolio
   Shares                                                    518
   Cost                                                 $  5,495
   Market Value ................................................       --                 --
 Due from Hartford Life Insurance Company ......................       --                 --
 Receivable from fund shares sold ..............................       --                 --
                                                                   ----------        -----------
  Total Assets .................................................       22,367              1,042
                                                                   ----------        -----------
 Liabilities:
 Due to Hartford Life Insurance Company ........................       --                 --
 Payable for fund shares purchased .............................       --                 --
                                                                   ----------        -----------
 Total Liabilities .............................................       --                 --
                                                                   ----------        -----------
 Net Assets (variable life contract liabilities) ...............   $   22,367        $     1,042
                                                                   ==========        ===========
  Units Owned by Contractholders ...............................       21,667                100
  Unit Values ..................................................   $ 1.032342        $ 10.420600



                                                                                                     Dividend
                                                                     Balanced       Utilities       and Growth
                                                                    Portfolio       Portfolio       Portfolio
                                                                   Sub-Account     Sub-Account     Sub-Account
                                                                 --------------- --------------- ---------------
 Assets:
 Investments in Dean Witter Select Dimensions Investment Series:
  Money Market Portfolio
   Shares                                                 22,367
   Cost                                                 $ 22,367
   Market Value ................................................        --              --              --
  North American Government Securities Portfolio
   Shares                                                    102
   Cost                                                 $  1,030
   Market Value ................................................        --              --              --
  Balanced Portfolio
   Shares                                                    248
   Cost                                                 $  3,515
   Market Value ................................................   $     3,723          --              --
  Utilities Portfolio
   Shares                                                     78
   Cost                                                 $  1,022
   Market Value ................................................        --         $     1,232          --
  Dividend and Growth Portfolio
   Shares                                                  5,414
   Cost                                                 $102,239
   Market Value ................................................        --              --         $   105,958
  Value-Added Market Portfolio
   Shares                                                     66
   Cost                                                 $  1,012
   Market Value ................................................        --              --              --
  Core-Equity Portfolio
   Shares                                                     69
   Cost                                                 $  1,006
   Market Value ................................................        --              --              --
  American Value Portfolio
   Shares                                                  2,332
   Cost                                                 $ 43,243
   Market Value ................................................        --              --              --
  Global Equity Value Portfolio
   Shares                                                  4,454
   Cost                                                 $ 57,976
   Market Value ................................................        --              --              --
  Developing Growth Portfolio
   Shares                                                  1,040
   Cost                                                 $ 18,386
   Market Value ................................................        --              --              --
  Emerging Market Portfolio
   Shares                                                     82
   Cost                                                 $  1,003
   Market Value ................................................        --              --              --
  Diversified Income Portfolio
   Shares                                                    856
   Cost                                                 $  8,748
   Market Value ................................................        --              --              --
  Mid-Cap Growth Portfolio
   Shares                                                    518
   Cost                                                 $  5,495
   Market Value ................................................        --              --              --
 Due from Hartford Life Insurance Company ......................        --              --              --
 Receivable from fund shares sold ..............................        --              --              --
                                                                   -----------     -----------     -----------
  Total Assets .................................................         3,723           1,232         105,958
                                                                   -----------     -----------     -----------
 Liabilities:
 Due to Hartford Life Insurance Company ........................        --              --              --
 Payable for fund shares purchased .............................        --              --              --
                                                                   -----------     -----------     -----------
 Total Liabilities .............................................        --              --              --
                                                                   -----------     -----------     -----------
 Net Assets (variable life contract liabilities) ...............   $     3,723     $     1,232     $   105,958
                                                                   ===========     ===========     ===========
  Units Owned by Contractholders ...............................           332             100           9,493
  Unit Values ..................................................   $ 11.202964     $ 12.314200     $ 11.161390



The accompanying notes are an integral part of these financial statements.

---------------------------------------26---------------------------------------

--------------------------------------------------------------------------------


    Value-Added      Core-Equity        American       Global Equity
 Market Portfolio     Portfolio     Value Portfolio   Value Portfolio
    Sub-Account      Sub-Account      Sub-Account       Sub-Account
------------------ --------------- ----------------- -----------------
        --                --               --                --
        --                --               --                --
        --                --               --                --
        --                --               --                --
        --                --               --                --
   $     1,158            --               --                --
        --           $     1,149           --                --
        --                --          $    45,925            --
        --                --               --           $    57,762
        --                --               --                --
        --                --               --                --
        --                --               --                --
        --                --               --                --
        --                --               --                --
        --                --               --                --
   -----------       -----------      -----------       -----------
         1,158             1,149           45,925            57,762
   -----------       -----------      -----------       -----------
        --                --               --                --
        --                --               --                --
   -----------       -----------      -----------       -----------
        --                --               --                --
   -----------       -----------      -----------       -----------
   $     1,158       $     1,149      $    45,925       $    57,762
   ===========       ===========      ===========       ===========
           100               100            3,637             5,774
   $ 11.579600       $ 11.482200      $ 12.628705       $ 10.003694



    Developing           Emerging          Diversified         Mid-Cap
 Growth Portfolio   Markets Portfolio   Income Portfolio   Growth Portfolio
    Sub-Account        Sub-Account         Sub-Account       Sub-Account
------------------ ------------------- ------------------ -----------------
        --                 --                  --                 --
        --                 --                  --                 --
        --                 --                  --                 --
        --                 --                  --                 --
        --                 --                  --                 --
        --                 --                  --                 --
        --                 --                  --                 --
        --                 --                  --                 --
        --                 --                  --                 --
   $    19,932             --                  --                 --
        --             $      928              --                 --
        --                 --             $     8,807             --
        --                 --                  --            $     5,906
        --                 --                  --                 --
        --                 --                  --                 --
   -----------         ----------         -----------        -----------
        19,932                928               8,807              5,906
   -----------         ----------         -----------        -----------
        --                 --                  --                 --
        --                 --                  --                 --
   -----------         ----------         -----------        -----------
        --                 --                  --                 --
   -----------         ----------         -----------        -----------
   $    19,932         $      928         $     8,807        $     5,906
   ===========         ==========         ===========        ===========
         1,656                100                 828                499
   $ 12.038601         $ 9.281000         $ 10.635925        $ 11.843234




---------------------------------------27---------------------------------------

 Separate Account Five

 Hartford Life Insurance Company
 Statement of Operations
 For the Period from Inception, May 20, 1997 to December 31, 1997
--------------------------------------------------------------------------------


                                                                                North American
                                                              Money Market        Government
                                                                Portfolio    Securities Portfolio
                                                               Sub-Account        Sub-Account
                                                             -------------- ----------------------
 Investment income:
  Dividends ................................................      $950                $30
                                                                  ----                ---
  Net investment income ....................................       950                 30
                                                                  ----                ---
 Capital gains income ......................................        --                 --
                                                                  ----                ---
 Net realized and unrealized gain (loss) on investments:
  Net realized gain on security transactions ...............        --                 --
  Net unrealized appreciation (depreciation) of
   investments during the period ...........................        --                 12
                                                                  ----                ---
   Net realized and unrealized gain (loss)
    on investments .........................................        --                 12
                                                                  ----                ---
   Net increase (decrease) in net assets resulting from
    operations .............................................      $950                $42
                                                                  ====                ===



                                                                                           Dividend
                                                                Balanced     Utilities    and Growth
                                                               Portfolio     Portfolio     Portfolio
                                                              Sub-Account   Sub-Account   Sub-Account
                                                             ------------- ------------- ------------
 Investment income:
  Dividends ................................................      $ 17          $ 18        $  729
                                                                  ----          ----        ------
  Net investment income ....................................        17            18           729
                                                                  ----          ----        ------
 Capital gains income ......................................         3             4            37
                                                                  ----          ----        ------
 Net realized and unrealized gain (loss) on investments:
  Net realized gain on security transactions ...............        --            --            49
  Net unrealized appreciation (depreciation) of
   investments during the period ...........................       208           210         3,719
                                                                  ----          ----        ------
   Net realized and unrealized gain (loss)
    on investments .........................................       208           210         3,768
                                                                  ----          ----        ------
   Net increase (decrease) in net assets resulting from
    operations .............................................      $228          $232        $4,534
                                                                  ====          ====        ======

*From inception, January 21, 1997 to December 31, 1997.

The accompanying notes are an integral part of these financial statements.

---------------------------------------28---------------------------------------

--------------------------------------------------------------------------------


    Value-Added     Core-Equity       American       Global Equity
 Market Portfolio    Portfolio    Value Portfolio   Value Portfolio
    Sub-Account     Sub-Account     Sub-Account       Sub-Account
------------------ ------------- ----------------- -----------------
       $  10            $  1           $   33           $  111
       -----            ----           ------           ------
          10               1               33              111
       -----            ----           ------           ------
          --              --               --               --
       -----            ----           ------           ------
           2               5               22                2
       -----            ----           ------           ------
          --              --               64               58
         146             143            2,682             (214)
       -----            ----           ------           ------
         146             143            2,746             (156)
       -----            ----           ------           ------
       $ 158            $149           $2,801           $  (43)
       =====            ====           ======           ======



    Developing           Emerging          Diversified         Mid-Cap
 Growth Portfolio   Markets Portfolio   Income Portfolio   Growth Portfolio
    Sub-Account        Sub-Account         Sub-Account       Sub-Account*
------------------ ------------------- ------------------ -----------------
      $    7              $   3               $348               $ 23
      ------              -----               ----               ----
           7                  3                348                 23
      ------              -----               ----               ----
          --                 --                 --                 --
      ------              -----               ----               ----
          --                 --                  2                 --
      ------              -----               ----               ----
           8                 --                 --                 --
       1,546                (75)                59                411
      ------              -----               ----               ----
       1,554                (75)                59                411
      ------              -----               ----               ----
      $1,561              $ (72)              $409               $434
      ======              =====               ====               ====




---------------------------------------29---------------------------------------

 Separate Account Five

 Hartford Life Insurance Company
 Statement of Changes in Net Assets
 For the period from inception, May 20, 1997 to December 31, 1997
--------------------------------------------------------------------------------


                                                                                 North American
                                                               Money Market        Government
                                                                 Portfolio    Securities Portfolio
                                                                Sub-Account        Sub-Account
                                                              -------------- ----------------------
 Operations:
  Net investment income (loss) ..............................  $       950           $   30
  Capital gains income ......................................       --                  --
  Net realized gain (loss) on security transactions .........       --                  --
  Net unrealized appreciation (depreciation) of
   investments during the period ............................       --                   12
                                                               -----------           ------
  Net increase (decrease) in net assets resulting from
   operations ...............................................          950               42
                                                               -----------           ------
 Unit transactions:
  Purchases .................................................      259,950            1,000
  Net transfers .............................................     (237,803)             --
  Surrenders ................................................         (491)             --
  Loan withdrawals ..........................................       --                  --
  Cost of insurance .........................................         (239)             --
                                                               -----------           ------
  Net increase (decrease) in net assets resulting from unit
   transactions .............................................       21,417            1,000
                                                               -----------           ------
  Total increase (decrease) in net assets ...................       22,367            1,042
 Net Assets:
  Beginning of period .......................................       --                  --
                                                               -----------           ------
  End of period .............................................  $    22,367           $1,042
                                                               ===========           ======



                                                                                            Dividend
                                                                 Balanced     Utilities    and Growth
                                                                Portfolio     Portfolio     Portfolio
                                                               Sub-Account   Sub-Account   Sub-Account
                                                              ------------- ------------- ------------
 Operations:
  Net investment income (loss) ..............................    $    17        $   18      $    729
  Capital gains income ......................................          3             4            37
  Net realized gain (loss) on security transactions .........       --            --              49
  Net unrealized appreciation (depreciation) of
   investments during the period ............................        208           210         3,719
                                                                 -------        ------      --------
  Net increase (decrease) in net assets resulting from
   operations ...............................................        228           232         4,534
                                                                 -------        ------      --------
 Unit transactions:
  Purchases .................................................      1,000         1,000         1,000
  Net transfers .............................................      2,500          --         102,911
  Surrenders ................................................         (4)         --            (607)
  Loan withdrawals ..........................................       --            --          (1,647)
  Cost of insurance .........................................         (1)         --            (233)
                                                                 -------        ------      --------
  Net increase (decrease) in net assets resulting from unit
   transactions .............................................      3,495         1,000       101,424
                                                                 -------        ------      --------
  Total increase (decrease) in net assets ...................      3,723         1,232       105,958
 Net Assets:
  Beginning of period .......................................       --            --            --
                                                                 -------        ------      --------
  End of period .............................................    $ 3,723        $1,232      $105,958
                                                                 =======        ======      ========

*From inception, January 21, 1997 to December 31, 1997.

The accompanying notes are an integral part of these financial statements.

---------------------------------------30---------------------------------------

--------------------------------------------------------------------------------


    Value-Added     Core-Equity       American       Global Equity
 Market Portfolio    Portfolio    Value Portfolio   Value Portfolio
    Sub-Account     Sub-Account     Sub-Account       Sub-Account
------------------ ------------- ----------------- -----------------
      $   10           $    1        $     33          $    111
           2                5              22                 2
         --               --               64                58
         146              143           2,682              (214)
      ------           ------        --------          --------
         158              149           2,801               (43)
      ------           ------        --------          --------
       1,000            1,000           1,000             1,000
         --               --           43,968            58,859
         --               --             (138)             (256)
                                       (1,653)           (1,700)
         --               --              (53)              (98)
      ------           ------        --------          --------
       1,000            1,000          43,124            57,805
      ------           ------        --------          --------
       1,158            1,149          45,925            57,762
         --               --              --                --
      ------           ------        --------          --------
      $1,158           $1,149        $ 45,925          $ 57,762
      ======           ======        ========          ========



    Developing           Emerging          Diversified         Mid-Cap
 Growth Portfolio   Markets Portfolio   Income Portfolio   Growth Portfolio
    Sub-Account        Sub-Account         Sub-Account       Sub-Account*
------------------ ------------------- ------------------ -----------------
     $     7             $     3             $  348            $    23
         --                  --                   2              --
           8                 --                 --               --
       1,546                 (75)                59                411
     -------             -------             ------            -------
       1,561                 (72)               409                434
     -------             -------             ------            -------
       1,000               1,000              1,000              1,000
      17,580                 --               7,487              4,498
        (151)                --                 --               --
         --                  --                 (66)               (19)
         (58)                --                 (23)                (7)
     -------             -------             ------            -------
      18,371               1,000              8,398              5,472
     -------             -------             ------            -------
      19,932                 928              8,807              5,906
         --                  --                 --               --
     -------             -------             ------            -------
     $19,932             $   928             $8,807            $ 5,906
     =======             =======             ======            =======




---------------------------------------31---------------------------------------

 Separate Account Five

 Hartford Life Insurance Company
 Notes to Financial Statements
 December 31, 1997
--------------------------------------------------------------------------------

1.   Organization:

     Separate Account Five (the Account) is a separate investment account with Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of forty-one sub-accounts. These financial statements include thirteen sub-accounts which invest solely in Dean Witter Select Dimensions Portfolios (the Funds). The twelve sub-accounts which invest in Hartford Mutual Funds and the sixteen sub-accounts which invest in Putnam VT Mutual Funds are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

     b) Security Valuation--The investment in shares of the Dean Witter Select Dimensions Mutual Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

     c) Federal Income Taxes--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

     d) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.   Administration of the Account and Related Charges:

     In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.


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

 Report of Independent Public Accountants

 To Hartford Life Insurance Company
 Separate Account Five and to the
 Owners of Units of Interest Therein:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of the Money Market Portfolio Sub-Account, North American Government Securities Portfolio Sub-Account, Balanced Portfolio Sub-Account, Utilities Portfolio Sub-Account, Dividend Growth Portfolio Sub-Account, Value-Added Market Portfolio Sub-Account, Core-Equity Portfolio Sub-Account, American Value Portfolio Sub-Account, Global Equity Value Portfolio Sub-Account, Developing Growth Portfolio Sub-Account, Emerging Markets Portfolio Sub-Account, Diversified Income Portfolio Sub-Account and Mid-Cap Growth Portfolio Sub-Account (constituting Hartford Life Insurance Company Separate Account
Five) (the Account) as of December 31, 1997, and the related statement of operations and statement of changes in net assets for the period from inception, May 20, 1997, to December 31, 1997. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio Sub-Account, North American Government Securities Portfolio Sub-Account, Balanced Portfolio Sub-Account, Utilities Portfolio Sub-Account, Dividend Growth Portfolio Sub-Account, Value-Added Market Portfolio Sub-Account, Core-Equity Portfolio Sub-Account, American Value Portfolio Sub-Account, Global Equity Value Portfolio Sub-Account, Developing Growth Portfolio Sub-Account, Emerging Markets Portfolio Sub-Account, Diversified Income Portfolio Sub-Account and Mid-Cap Growth Portfolio Sub-Account (constituting Hartford Life Insurance Company Separate Account Five) as of December 31, 1997, the results of its operations and the changes in its net assets for the period from inception, May 20, 1997, to December 31, 1997, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP


Hartford, Connecticut
February 16, 1998

---------------------------------------33---------------------------------------

Hartford Life
P.O. Box 2999
Hartford, CT 06104-2999

  BULK RATE
 U.S. POSTAGE
     PAID
  PERMIT #20
HOLLISTON, MA
    01746

[Dean Witter Logo]

Principal Underwriter for the Separate Accounts:

 Hartford Equity Sales Company, Inc. (HESCO)
 200 Hopmeadow Street
 Simsbury, CT 06089

 Hartford Securities Distribution Company, Inc. (HSD)
 200 Hopmeadow Street
 Simsbury, CT 06089

[Graphic: Buck]
Hartford Life
ITT Hartford Life and Annuity
Insurance Company
Individual Annuity Operations
P.O. Box 5085
Hartford, CT 05102-5085